Aristotle High Yield Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 82.7%	Par	Value
Communications - 8.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	$265,000	$253,679
6.38%, 09/01/2029 (a)	240,000	238,215
4.75%, 03/01/2030 (a)	865,000	790,888
4.25%, 02/01/2031 (a)	475,000	414,554
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	825,000	752,445
CSC Holdings LLC
11.75%, 01/31/2029 (a)	850,000	839,971
3.38%, 02/15/2031 (a)	200,000	141,219
DISH Network Corp., 11.75%, 11/15/2027 (a)	1,150,000	1,219,457
EchoStar Corp., 10.75%, 11/30/2029	400,000	430,544
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (a)	425,000	415,803
8.63%, 03/15/2031 (a)	700,000	745,098
Level 3 Financing, Inc.
10.50%, 05/15/2030 (a)	282,000	308,508
4.00%, 04/15/2031 (a)	425,000	336,813
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	475,000	484,180
8.50%, 07/31/2031 (a)	550,000	539,976
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031 (a)	370,000	318,595
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	375,000	387,747
		8,617,692

Consumer Discretionary - 15.8%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (a)	665,000	610,007
6.13%, 06/15/2029 (a)	175,000	175,786
4.00%, 10/15/2030 (a)	600,000	537,146
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	1,450,000	1,483,829
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	705,000	699,696
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	862,000	798,073
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	950,000	890,210
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	350,000	354,223
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	425,000	414,166
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	325,000	302,723
6.75%, 01/15/2030 (a)	455,000	420,142
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	485,000	445,631
Garda World Security Corp.
8.25%, 08/01/2032 (a)	350,000	356,114
8.38%, 11/15/2032 (a)	625,000	636,931
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	450,000	444,375
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (a)	220,000	197,119
6.63%, 01/15/2032 (a)	475,000	477,025
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	325,000	322,169
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	2,870,000	2,515,994
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (a)	325,000	314,814
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	475,000	453,689
Six Flags Entertainment Corp./DE, 7.25%, 05/15/2031 (a)	350,000	357,841
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	450,000	485,204
Viking Cruises Ltd.
6.25%, 05/15/2025 (a)	315,000	315,297
9.13%, 07/15/2031 (a)	425,000	457,451
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	50,000	49,246
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	634,275	652,126
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	835,000	870,166
6.25%, 03/15/2033 (a)	100,000	98,563
		16,135,756

Consumer Staples - 5.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	1,950,000	1,776,655
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	475,000	503,509
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	390,000	407,594
9.63%, 09/15/2032 (a)	925,000	971,327
Post Holdings, Inc., 4.63%, 04/15/2030 (a)	405,000	373,865
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	425,000	395,615
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	400,000	397,501
US Foods, Inc.
4.63%, 06/01/2030 (a)	285,000	268,284
5.75%, 04/15/2033 (a)	125,000	121,787
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	575,000	566,292
		5,782,429

Energy - 10.8%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	400,000	409,459
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	835,000	813,752
6.63%, 02/01/2032 (a)	25,000	25,199
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	650,000	649,806
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	425,000	445,466
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	215,000	205,520
7.50%, 12/15/2033 (a)	600,000	631,401
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,057,000	1,101,288
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	1,200,000	1,222,378
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	350,000	343,094
8.00%, 05/15/2033	300,000	293,869
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.38%, 02/15/2032 (a)	300,000	302,617
Range Resources Corp., 4.75%, 02/15/2030 (a)	425,000	399,138
Sunoco LP, 7.25%, 05/01/2032 (a)	500,000	516,883
Transocean, Inc., 8.50%, 05/15/2031 (a)	600,000	588,856
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	125,000	114,934
6.25%, 01/15/2030 (a)	25,000	25,251
4.13%, 08/15/2031 (a)	125,000	112,040
3.88%, 11/01/2033 (a)	175,000	150,471
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	325,000	338,342
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	575,000	602,099
7.00%, 01/15/2030 (a)	100,000	101,594
8.38%, 06/01/2031 (a)	100,000	104,396
9.88%, 02/01/2032 (a)	1,010,000	1,108,883
Vital Energy, Inc., 7.88%, 04/15/2032 (a)	450,000	433,422
		11,040,158

Financials - 9.1%
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029 (a)	300,000	288,907
7.50%, 11/06/2030 (a)	1,500,000	1,546,148
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031 (a)	625,000	619,608
7.38%, 10/01/2032 (a)	225,000	227,352
AssuredPartners, Inc., 5.63%, 01/15/2029 (a)	425,000	430,173
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	400,000	359,973
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	510,000	535,069
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (a)	500,000	486,296
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	635,000	594,180
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	400,000	406,934
8.13%, 02/15/2032 (a)	575,000	587,859
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	115,177
Iron Mountain, Inc.
4.88%, 09/15/2029 (a)	405,000	385,214
4.50%, 02/15/2031 (a)	75,000	68,625
6.25%, 01/15/2033 (a)	125,000	124,583
OneMain Finance Corp.
3.88%, 09/15/2028	415,000	382,777
5.38%, 11/15/2029	195,000	187,634
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,300,000	1,314,410
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	175,000	169,519
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	450,000	458,049
		9,288,487

Health Care - 2.9%
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (a)	125,000	113,577
5.75%, 08/15/2027 (a)	125,000	108,892
4.88%, 06/01/2028 (a)	300,000	240,335
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (a)	250,000	229,486
4.00%, 03/15/2031 (a)	200,000	178,833
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031 (a)	555,000	431,208
10.88%, 01/15/2032 (a)	200,000	206,596
Medline Borrower LP, 3.88%, 04/01/2029 (a)	750,000	695,180
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	25,000	25,295
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	71,843
4.25%, 06/01/2029	125,000	117,464
4.38%, 01/15/2030	615,000	571,668
		2,990,377

Industrials - 13.4%
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	885,000	825,655
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	625,000	650,580
9.50%, 01/01/2031 (a)	600,000	645,458
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)	510,000	511,318
6.75%, 07/15/2031 (a)	25,000	25,213
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	500,000	519,294
GFL Environmental, Inc.
3.75%, 08/01/2025 (a)	300,000	297,453
3.50%, 09/01/2028 (a)	200,000	188,657
4.38%, 08/15/2029 (a)	700,000	662,325
6.75%, 01/15/2031 (a)	100,000	102,811
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	500,000	495,668
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	625,000	653,285
Madison IAQ LLC, 5.88%, 06/30/2029 (a)	400,000	378,134
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,615,000	709,163
Regal Rexnord Corp., 6.40%, 04/15/2033	700,000	722,593
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	300,000	275,087
3.75%, 02/15/2031 (a)	200,000	175,066
Spirit AeroSystems, Inc.
9.38%, 11/30/2029 (a)	475,000	509,077
9.75%, 11/15/2030 (a)	625,000	692,411
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	1,750,000	1,795,255
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	680,000	680,870
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	435,000	426,185
TransDigm, Inc.
6.75%, 08/15/2028 (a)	325,000	328,241
6.38%, 03/01/2029 (a)	525,000	526,823
4.88%, 05/01/2029	190,000	179,577
6.88%, 12/15/2030 (a)	175,000	177,727
7.13%, 12/01/2031 (a)	275,000	281,934
6.63%, 03/01/2032 (a)	100,000	101,028
6.00%, 01/15/2033 (a)	175,000	171,649
		13,708,537

Materials - 9.6%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028 (a)	750,000	763,559
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030 (a)	475,000	482,388
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	575,000	531,216
Iris Holding, Inc., 10.00%, 12/15/2028 (a)	220,000	209,644
LABL, Inc.
5.88%, 11/01/2028 (a)	735,000	656,191
9.50%, 11/01/2028 (a)	25,000	25,065
8.25%, 11/01/2029 (a)	320,000	278,200
8.63%, 10/01/2031 (a)	825,000	764,112
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	75,000	76,609
9.25%, 04/15/2027 (a)	1,115,000	1,133,025
Novelis Corp.
4.75%, 01/30/2030 (a)	335,000	309,582
3.88%, 08/15/2031 (a)	275,000	237,080
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (a)	850,000	867,072
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	500,000	487,235
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (a)	128,313	128,390
7.50%, 04/26/2029 (a)	200,000	207,586
Sealed Air Corp., 6.88%, 07/15/2033 (a)	1,075,000	1,123,892
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	25,000	25,801
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	325,000	325,800
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	215,000	205,937
4.38%, 07/15/2030 (a)	145,000	132,963
3.38%, 01/15/2031 (a)	375,000	321,836
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	475,000	500,394
		9,793,577

Technology - 3.0%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	450,000	453,923
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	450,000	445,241
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	500,000	501,462
Entegris, Inc., 4.38%, 04/15/2028 (a)	390,000	372,997
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	440,000	390,572
Rackspace Finance LLC, 3.50%, 05/15/2028 (a)	185,500	111,996
UKG, Inc., 6.88%, 02/01/2031 (a)	800,000	812,486
		3,088,677

Utilities - 4.0%
Calpine Corp., 5.13%, 03/15/2028 (a)	590,000	572,664
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	1,075,000	1,100,720
NRG Energy, Inc.
3.63%, 02/15/2031 (a)	750,000	656,364
6.25%, 11/01/2034 (a)	75,000	73,623
PG&E Corp.
5.25%, 07/01/2030	640,000	626,862
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	50,000	51,436
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	625,000	589,014
7.75%, 10/15/2031 (a)	100,000	104,999
6.88%, 04/15/2032 (a)	250,000	256,217
		4,031,899
TOTAL CORPORATE BONDS (Cost $84,431,813)		84,477,589

BANK LOANS - 7.2%	Par	Value
Industrials - 3.2%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.85% (3 mo. SOFR US + 6.00%), 05/21/2029	400,000	402,000
11.63% (3 mo. SOFR US + 6.50%), 05/21/2029	478,568	481,360
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.60% (3 mo. SOFR US + 6.75%), 12/24/2029	500,000	507,085
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.19% (3 mo. SOFR US + 2.75%), 11/23/2029	492,537	495,924
SPX FLOW, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 04/05/2029	500,000	504,782
STS Operating, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 4.00%), 03/25/2031	398,609	400,353
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	315,990	318,678
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	181,513	183,057
		3,293,239

Materials - 1.2%
Iris Holding, Inc., Senior Secured First Lien
9.44% (3 mo. SOFR US + 4.75%), 06/28/2028	382,139	369,242
9.54% (3 mo. SOFR US + 4.75%), 06/28/2028	364,943	352,626
Pregis TopCo LLC, Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 07/31/2026	493,523	497,358
		1,219,226

Technology - 2.8%
Applied Systems, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 02/24/2031	495,006	500,380
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.11% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000	510,835
Epicor Software T/L F - Target, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 05/30/2031	500,000	504,192
Peraton Corp., Senior Secured Second Lien, 12.46% (3 mo. SOFR US + 7.75%), 02/01/2029	375,000	306,952
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	489,873	491,375
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	494,916	499,026
		2,812,760
TOTAL BANK LOANS (Cost $7,341,006)		7,325,225

COLLATERALIZED LOAN OBLIGATIONS - 5.5%	Par	Value
Aimco CDO, Series 2019-10A, Class ERR, 10.28% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	250,000	256,106
CarVal CLO, Series 2019-2A, Class E, 11.32% (3 mo. Term SOFR + 6.70%), 07/20/2032 (a)	525,000	529,529
Clover CLO
Series 2018-1A, Class ERR, 11.02% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	250,000	257,348
Series 2019-2A, Class ER, 11.29% (3 mo. Term SOFR + 6.66%), 10/25/2033 (a)	500,000	505,238
Eaton Vance Management, Series 2020-1A, Class ERR, 10.91% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	500,000	516,749
Neuberger Berman CLO Ltd., Series 2018-30A, Class ER, 11.08% (3 mo. Term SOFR + 6.46%), 01/20/2031 (a)	750,000	757,051
OHA Credit Partners Ltd., Series 2012-7A, Class ER3, 11.03% (3 mo. Term SOFR + 6.51%), 02/20/2034 (a)	250,000	252,442
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 10.32% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,000,000	1,019,498
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.91% (3 mo. Term SOFR + 6.25%), 07/15/2037 (a)	500,000	508,080
Series 2024-30A, Class D, 10.98% (3 mo. Term SOFR + 5.75%), 07/15/2036 (a)	500,000	512,793
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.26% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	500,000	506,140
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,522,414)		5,620,974

COMMON STOCKS - 0.2%	Shares	Value
Industrials - 0.2%
Chart Industries, Inc. (b)	1,083	206,680
TOTAL COMMON STOCKS (Cost $132,813)		206,680

TOTAL INVESTMENTS - 95.6% (Cost $97,428,046)		97,630,468
Other Assets in Excess of Liabilities - 4.4%		4,503,254
TOTAL NET ASSETS - 100.0%		$102,133,722
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $84,896,824 or 83.1% of the Fund’s net assets.

(b)	Non-income producing security.